Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 5,794	$ 6,767
Percent of Total, Trading container sales proceeds	100.00%	100.00%
Percent of Total, Gain on sale of containers, net	100.00%	100.00%
Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 9,585	$ 13,300
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 2,446	$ 2,453
Percent of Total, Trading container sales proceeds	60.20%	67.00%
Percent of Total, Gain on sale of containers, net	42.20%	36.30%
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 5,778	$ 8,917
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 1,100	$ 2,101
Percent of Total, Trading container sales proceeds	28.40%	21.60%
Percent of Total, Gain on sale of containers, net	19.00%	31.00%
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 2,721	$ 2,874
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 1,044	$ 2,244
Percent of Total, Trading container sales proceeds	11.30%	11.30%
Percent of Total, Gain on sale of containers, net	18.00%	33.20%
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 1,081	$ 1,498
All other international
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 1,204	$ (31)
Percent of Total, Trading container sales proceeds	0.10%	0.10%
Percent of Total, Gain on sale of containers, net	20.80%	(0.50%)
All other international | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 5	$ 11